Long-Term Loans - Schedule of Long-Term Loans (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Long-Term Loans [Line Items]
Total	$ 2,300,735	$ 2,058,651
Loans from third parties [Member]
Schedule of Long-Term Loans [Line Items]
Total	207,617	662,160
Loans from banks [Member]
Schedule of Long-Term Loans [Line Items]
Total	$ 2,093,118	$ 1,396,491